Waddell & Reed Advisors
                    Municipal Money Market Fund,
                    Inc.

                    Semiannual
                    Report
                    --------------
                    March 31, 2001

CONTENTS

         3     President's Letter

         5     Investments

        11     Statement of Assets and Liabilities

        12     Statement of Operations

        13     Statement of Changes in Net Assets

        14     Financial Highlights

        17     Notes to Financial Statements

        20     Independent Auditors' Report

        21     Directors & Officers




This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal Money Market Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal Money Market Fund, Inc. current prospectus.

PRESIDENT'S LETTER OF MUNICIPAL MONEY MARKET FUND
March 31, 2001

Dear Shareholder:

We are pleased to share with you this report on your Fund's operations for the period ended March 31, 2001.

The last six months brought a difficult environment for the stock markets and for the economy as a whole. Corporate earnings reports continued to fall short of expectations during both the fourth quarter of 2000 and the first quarter of 2001. Consumer confidence waned as energy prices rose and the stock markets tumbled. The technology sector continued to experience falling stock prices, with more traditional sectors such as financial services, health care and energy soon following suit as the declining market seemed to have an effect across the board.

In an effort to halt the downward trend, and to attempt to stave off a perceived recession, the Federal Reserve cut interest rates three times during the six-month period, including twice in January, for a total of 1.5 percentage points. Despite this action, the markets and the economy had not yet reversed their mostly negative course as of March 31. Nonetheless, most economists forecast further interest rate cuts during the balance of 2001, and Congress is contemplating a tax-cut package that could help improve the economic outlook as the year progresses.

For the last six months, the technology-heavy Nasdaq Industrial Index was down
39.9 percent. The other two major indexes also suffered, although not quite as much, as the S&P 500 declined 18.7 percent and the Dow Jones Industrial Average declined 6.2 percent.

By contrast, bonds have done fairly well during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing 7.4 percent for the period. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance over the last six months.

Going forward, we believe it is essential for investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Essentially, this country has experienced a decade of economic expansion.
Market volatility during the last six months has suggested that we may now be entering a recession, although there is no current consensus among economists and analysts. We believe that the best way to approach a fluctuating market is to develop a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,

Robert L. Hechler
President

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
Arizona - 4.67%
The Industrial Development Authority of the
 County of Maricopa, Variable Rate Demand
 Multifamily Housing Revenue Bonds (Gran
 Victoria Housing LLC Project), Series 2000A
 (Fannie Mae),
 3.5%, 4-5-01  ...........................      $600    $   600,000
                                                        -----------

Colorado - 2.73%
287/42 General Improvement District (in the City
 of Lafayette, Colorado), General Obligation
 Limited Tax Bonds:
 Series 2000 (U.S. Bank National Association),
   3.6%, 4-5-01 ..........................       250        250,000
 Series 2001 (U.S. Bank National Association),
   3.6%, 4-5-01 ..........................       100        100,000
                                                        -----------
                                                            350,000
                                                        -----------

Florida - 7.10%
Sarasota County Public Hospital District,
 Variable Rate Demand Hospital Revenue Bonds
 (Sarasota Memorial Hospital Project), Series A
 Limited (The Sumitomo Bank), (SunTrust Bank,
 Central Florida, National Association),
 2.75%, 4-3-01  ..........................       400        400,000
Dade County Health Facilities Authority, Hospital
 Revenue Bonds, Series 1991A (South Miami Hospital
 Project), (AMBAC Indemnity Corporation),
 6.75%, 10-1-01  .........................       350        361,313
Florida Housing Finance Agency, Multi-Family Housing
 Revenue Refunding Bonds, 1987 Series A (The Crossings
 Project), (Freddie Mac),
 3.5%, 4-4-01  ...........................       150        150,000
                                                        -----------
                                                            911,313
                                                        -----------

Georgia - 3.12%
Housing Authority of Clayton County (Georgia),
 MultiFamily Housing Revenue Refunding Bonds, Series
 E (Chateau Forest Apartments Project), (Financial
 Security Assurance),
 3.45%, 4-4-01  ..........................       400        400,000
                                                        -----------


                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
Illinois - 1.56%
Board of Education of the City of Chicago, Unlimited
 Tax General Obligation Bonds (Dedicated Revenues),
 Series 2000C (Financial Security Assurance Inc.),
   3.5%, 4-5-01 ..........................      $200    $   200,000
                                                        -----------

Indiana - 9.89%
Indiana Health Facility Financing Authority, Variable
 Rate Demand Revenue Bonds, Series 1991 (Capital Access
 Designated Pool Program), (Comerica Bank),
 3.55%, 4-5-01  ..........................       460        460,000
Marion County Convention and Recreational Facilities
 Authority (Indiana), Excise Taxes Lease Rental
 Revenue Bonds, Series 1991B (AMBAC Indemnity
 Corporation),
 6.6%, 6-1-01  ...........................       400        409,437
City of Indianapolis, Indiana, Adjustable Tender
 Resource Recovery Revenue Bonds, Series 1987 (Ogden
 Martin Systems of Indianapolis, Inc. Project),
 (Westdeutsche Landesbank Girozentrale, New York Branch),
 3.8%, 4-2-01  ...........................       400        400,000
                                                        -----------
                                                          1,269,437
                                                        -----------

Iowa - 4.69%
Iowa School Cash Anticipation Program, Iowa School
 Corporations, Warrant Certificates, 2000-2001 Series B
 (Financial Security Assurance Inc.),
 3.875%, 1-30-02  ........................       400        402,673
City of Clinton, Illinois, Variable/Fixed Rate
 Demand Industrial Development Revenue Bonds,
 Series 1993 (Thrall Car Manufacturing Company
 Project), (Harris Bank),
 3.65%, 4-4-01  ..........................       200        200,000
                                                        -----------
                                                            602,673
                                                        -----------

Michigan - 11.57%
Michigan State Housing Development Authority,
 Single-Family Mortgage Revenue Bonds, Variable
 Rate Bonds, 2000 Series A (Non-AMT), (Municipal Bond
 Investors Assurance Corporation),
 3.45%, 4-4-01  ..........................       455        455,000
The Economic Development Corporation of the County of
 Midland, Variable Rate Demand Limited Obligation
 Revenue Bonds Series 1993A (The Dow Chemical Company),
 3.9%, 4-2-01  ...........................       400        400,000


                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
Michigan (Continued)
Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds
 (Grayling Generating Station Project), Series 1990
 (Barclays Bank PLC, New York Branch),
 3.5%, 4-4-01  ...........................      $400    $   400,000
The Economic Development Corporation of the Charter
 Township of Clinton, Variable Rate Demand Limited
 Obligation Revenue Bonds, Series 1994 (Omega Plastics,
 Inc. Project), (Comerica Bank),
 3.6%, 4-5-01  ...........................       230        230,000
                                                        -----------
                                                          1,485,000
                                                        -----------

Missouri - 5.50%
The City of St. Louis, Missouri, Public Safety General
 Obligation Bonds, Series 1999 (Financial Guaranty
 Insurance Company),
 4.1%, 2-15-02  ..........................       300        301,908
State Environmental Improvement and Energy Resources
 Authority (Missouri), Environmental Improvement
 Revenue Bonds (UtiliCorp United Inc. Project),
 Series 1993 (The Toronto-Dominion Bank),
 3.65%, 4-4-01  ..........................       300        300,000
Health and Educational Facilities Authority of the
 State of Missouri, Health Facilities Refunding and
 Improvement Revenue Bonds (Saint Luke's Hospital of
 Kansas City Project), Series 1991 (Municipal Bond
 Investors Assurance Corporation),
 6.5%, 11-15-01  .........................       100        103,593
                                                        -----------
                                                            705,501
                                                        -----------

Nebraska - 2.73%
Hospital Authority No. 1 of Lancaster County, Nebraska,
 Lancaster County, Nebraska Variable Rate Health Facilities
 Revenue Bonds (Immanuel Health Systems - Williamsburg
 Project), Series 2000A (LaSalle Bank National Association),
 3.8%, 4-2-01  ...........................       350        350,000
                                                        -----------

New Mexico - 3.51%
City of Albuquerque, New Mexico, Airport Subordinate Lien
 Adjustable Tender Revenue Bonds, Series 1996A
 (Bayerische Landesbank, New York Branch),
 3.5%, 4-4-01  ...........................       450        450,000
                                                        -----------


                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
North Carolina - 3.12%
City of Charlotte, North Carolina, Variable Rate Airport
 Refunding Revenue Bonds, Series 1997A (Municipal Bond
 Investors Assurance Corporation),
 3.5%, 4-4-01  ...........................      $400    $   400,000
                                                        -----------

Ohio - 3.12%
Ohio Air Quality Development Authority, State of Ohio,
 Air Quality Development Revenue Refunding Bonds (The
 Cincinnati Gas & Electric Company Project), 1995
 Series B (Barclays Bank PLC, New York Branch),
 3.8%, 4-2-01  ...........................       400        400,000
                                                        -----------

Pennsylvania - 0.70%
School District of Cheltenham Township, Montgomery
 County, Pennsylvania, General Obligation Bonds,
 Series of 1998 (Financial Guaranty Insurance Company),
 3.6%, 8-15-01  ..........................        90         90,000
                                                        -----------

Rhode Island - 3.12%
Rhode Island Student Loan Authority, Student Loan
 Program Revenue Bonds, 1995 Series I (State Street
 Bank and Trust Company of Boston),
 3.55%, 4-4-01  ..........................       400        400,000
                                                        -----------

Texas - 14.07%
Bexar County Housing Finance Corporation, Multifamily
 Housing Revenue Bonds (Mitchell Village Apartments
 Project), Series 2000A-1 (Fannie Mae),
 3.5%, 4-5-01  ...........................       500        500,000
Pflugerville Independent School District (Travis County,
 Texas), Unlimited Tax School Building and Refunding
 Bonds, Series 1999 (Texas Permanent School Fund),
 3.6%, 8-15-01  ..........................       400        400,736
City of Austin, Texas, Airport System Variable Rate
 Revenue Notes, Series A (Morgan Guaranty Trust Company
 of New York),
 3.5%, 4-4-01  ...........................       400        400,000
Calhoun County Navigation Industrial Development
 Authority, Port Revenue Bonds, Series 1998 (The
 British Petroleum Company P.L.C.),
 3.9%, 4-2-01  ...........................       400        400,000
City of Robinson, Texas (McLennan County), Waterworks
 System Revenue Refunding Bonds, Series 2000 (Financial
 Security Assurance Inc.),
 5.25%, 7-1-01  ..........................       105        105,249
                                                        -----------
                                                          1,805,985
                                                        -----------


                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
Virginia - 0.78%
Southeastern Public Service Authority of Virginia,
 Senior Revenue Refunding Bonds, Series 1993A
 (Regional Solid Waste System), (Municipal Bond
 Investors Assurance Corporation),
 4.4%, 7-1-01  ...........................      $100    $   100,026
                                                        -----------

Washington - 12.48%
Washington Health Care Facilities Authority, Variable
 Rate Demand Revenue Bond (Fred Hutchinson Cancer
 Research Center, Seattle), Series 1991 (Morgan
 Guaranty Trust Company of New York),
 3.75%, 4-2-01  ..........................       500        500,000
Economic Development Corporation of Pierce County,
 Variable Rate Demand Revenue Bonds, 1995 (The Truss
 Company Project), (U.S. Bank of Washington, National
 Association),
 3.7%, 4-5-01  ...........................       450        450,000
Washington State Housing Finance Commission, Variable
 Rate Demand Multifamily Revenue Bonds (Summerglen
 Apartments Project), Series 1995 (U.S. Bank of Washington,
 National Association),
 3.65%, 4-5-01  ..........................       400        400,000
Public Hospital District No. 2, Snohomish County,
 Washington (Stevens Memorial Hospital), Unlimited
 Tax General Obligation Bonds, 1991 (Financial
 Guaranty Insurance Company),
 6.85%, 12-1-01  .........................       245        251,121
                                                        -----------
                                                          1,601,121
                                                        -----------

TOTAL MUNICIPAL BONDS - 94.46%                          $12,121,056
 (Cost: $12,121,056)

COMMERCIAL PAPER
Chemicals and Allied Products - 4.40%
 BOC Group Inc. (DE),
   5.55%, 4-2-01 .........................       564        563,913
                                                        -----------

Nondepository Institutions - 0.95%
 PACCAR Financial Corp.,
   4.925%, Master Note ...................       122        122,000
                                                        -----------

TOTAL COMMERCIAL PAPER - 5.35%                          $   685,913
 (Cost: $685,913)


                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
March 31, 2001

                                                            Value

TOTAL INVESTMENT SECURITIES - 99.81%                    $12,806,969
 (Cost: $12,806,969)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.19%            24,979

NET ASSETS - 100.00%                                    $12,831,948


Notes to Schedule of Investments

  See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

STATEMENT OF ASSETS AND LIABILITIES
MUNICIPAL MONEY MARKET FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities - at value
   (Notes 1 and 4) .................................      $12,807
 Receivables:
   Dividends and interest ..........................           72
   Fund shares sold ................................            1
 Prepaid registration fees (Note 2) ................           42
                                                          -------
    Total assets  ..................................       12,922
                                                          -------
LIABILITIES
 Payable to Fund shareholders  .....................           79
 Dividends payable  ................................            7
 Accrued accounting services fee (Note 3) ..........            1
 Due to custodian  .................................            1
 Other  ............................................            2
                                                          -------
    Total liabilities  .............................           90
                                                          -------
      Total net assets .............................      $12,832
                                                          =======
NET ASSETS
 $0.001 par value capital stock
   Capital stock ...................................      $    13
   Additional paid-in capital ......................       12,819
                                                          -------
    Net assets applicable to outstanding
      units of capital .............................      $12,832
                                                          =======
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $1.00
 Class B  ..........................................        $1.00
 Class C  ..........................................        $1.00
Capital shares outstanding
 Class A  ..........................................       12,588
 Class B  ..........................................          103
 Class C  ..........................................          141
Capital shares authorized ..........................    1,000,000

                   See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MUNICIPAL MONEY MARKET FUND
For the Period from December 15, 2000* through March 31, 2001
(In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization........................         $122
                                                             ----
 Expenses (Note 3):
   Investment management fee .......................           13
   Registration fees ...............................            9
   Accounting services fee .........................            3
   Audit fees ......................................            3
   Custodian fees ..................................            2
   Legal fees ......................................            2
   Transfer agency and dividend disbursing:
     Class A .......................................            1
     Class B .......................................          ---**
     Class C .......................................          ---**
   Distribution fee:
     Class B .......................................          ---**
     Class C .......................................          ---**
   Service fee:
     Class B .......................................          ---**
     Class C .......................................          ---**
                                                             ----
    Total  .........................................           33
      Less expenses in excess of voluntary waiver of
       management fee (Note 3)  ....................          (13)
                                                             ----
       Total expenses ..............................           20
                                                             ----
         Net investment income  ....................          102
                                                             ----
           Net increase in net assets resulting from
             operations  ...........................         $102
                                                             ====

 *Commencement of operations.
**Not shown due to rounding.
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MUNICIPAL MONEY MARKET FUND
For the Period from December 15, 2000* through March 31, 2001
(In Thousands)

INCREASE IN NET ASSETS
 Operations:
   Net investment income ............        $   102
                                             -------
    Net increase in net assets
      resulting from operations .....            102
                                             -------
 Distributions to shareholders from
   net investment income (Note 1E):**
   Class A ..........................           (100)
   Class B ..........................             (1)
   Class C ..........................             (1)
                                             -------
                                                (102)
                                             -------
 Capital share transactions
   (Note 4) .........................         12,732
                                             -------
      Total increase ................         12,732
NET ASSETS
 Beginning of period  ...............            100
                                             -------
 End of period  .....................        $12,832
                                             =======
   Undistributed net investment income          $---
                                                ====


 *Commencement of operations.
**See "Financial Highlights" on pages 14 - 16.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                    For the
                period from
                  12/15/00*
                    through
                    3/31/01
                   --------
Net asset value,
 beginning of
 period  ...........  $1.00
                      -------
Net investment
 income  ...........   0.0089
Less dividends
 declared  .........  (0.0089)
                      -------
Net asset value,
 end of period  ....  $1.00
                      =======
Total return .......   0.83%
Net assets, end of
 period (in
 millions)  ........    $13
Ratio of expenses
 to average net assets
 including voluntary
 expense waiver ....   0.57%**
Ratio of net investment
 income to average
 net assets including
 voluntary expense
 waiver ............   3.10%**
Ratio of expenses
 to average net assets
 excluding voluntary
 expense waiver ....   0.96%**
Ratio of net investment
 income to average
 net assets excluding
 voluntary expense
 waiver ............   2.71%**

  *Commencement of operations.
 **Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                    For the
                period from
                  12/15/00*
                    through
                    3/31/01
                   --------
Net asset value,
 beginning of
 period  ...........  $1.00
                      -------
Net investment
 income  ...........   0.0063
Less dividends
 declared  .........  (0.0063)
                      -------
Net asset value,
 end of period  ....  $1.00
                      =======
Total return .......   0.59%
Net assets, end of
 period (in
 thousands)  .......   $103
Ratio of expenses
 to average net
 assets including
 voluntary expense
 waiver ............   1.50%**
Ratio of net investment
 income to average
 net assets including
 voluntary expense
 waiver  ...........   2.18%**
Ratio of expenses
 to average net assets
 excluding voluntary
 expense waiver ....   2.52%**
Ratio of net investment
 income to average
 net assets excluding
 voluntary expense
 waiver ............   1.17%**

 *Commencement of operations.
**Annualized.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                    For the
                period from
                  12/15/00*
                    through
                    3/31/01
                   --------
Net asset value,
 beginning of
 period  ...........  $1.00
                      -------
Net investment
 income  ...........   0.0063
Less dividends
 declared  .........  (0.0063)
                      -------
Net asset value,
 end of period  ....  $1.00
                      =======
Total return* ......   0.59%
Net assets, end of
 period (in
 thousands)  .......   $141
Ratio of expenses
 to average net
 assets including
 voluntary expense
 waiver  ...........   1.49%**
Ratio of net investment
 income to average
 net assets including
 voluntary expense
 waiver  ...........   2.20%**
Ratio of expenses
 to average net assets
 excluding voluntary
 expense waiver ....   2.49%**
Ratio of net investment
 income to average
 net assets excluding
 voluntary expense
 waiver ............   1.19%**

 *Commencement of operations.
**Annualized.


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors Municipal Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal and exempt from Federal income taxes. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant accretion/amortization rate to maturity of any discount or premium.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax.

D. Dividends to shareholders -- All of the Fund's net income is declared and recorded by the Fund as dividends on each day to shareholders of record at the time of the previous determination of net asset value. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

     The Fund, a Maryland corporation, was organized on September 7, 2000 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the registration of its shares under the Securities Act of 1933) until December 15, 2000 (the date of the initial public offering).

     On November 28, 2000, Waddell & Reed, Inc. ("W&R") purchased for investment 100,000 Class A shares of the Fund at their net asset value of $1.00 per share.

     Prepaid registration expenses in the amount of $50,116 were paid by the Fund and are being amortized over the twelve months following the initial public offering.

NOTE 3 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee to Waddell & Reed Investment Management Company ("WRIMCO"), the Fund's investment manager and a wholly owned subsidiary of W&R, for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays the fee daily. However, WRIMCO has voluntarily agreed to waive its management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
          From $    0 to $   10                $      0
          From $   10 to $   25                $ 11,000
          From $   25 to $   50                $ 22,000
          From $   50 to $  100                $ 33,000
          From $  100 to $  200                $ 44,000
          From $  200 to $  350                $ 55,000
          From $  350 to $  550                $ 66,000
          From $  550 to $  750                $ 77,000
          From $  750 to $1,000                $ 93,500
               $1,000 and Over                 $110,000

     In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

     Under the Shareholder Servicing Agreement, with respect to Class A shares, the Fund pays WARSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month, and $.75 for each shareholder check it processes. For Class B and Class C shares, the Fund pays WARSCO a monthly fee of $1.75 for each account which was in existence during any portion of the immediately preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     The Fund has adopted 12b-1 plans for Class B and Class C shares. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class.

     During the period ended March 31, 2001, the Distributor received no deferred sales charges for Class B and Class C shares. During the period ended March 31, 2001, W&R paid no sales commissions.

     The Fund paid no Directors' fees during the period ended March 31, 2001.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Multiclass Operations

     The Fund offers three classes of shares: Class A, Class B and Class C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the period corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

                            For the
                             period
                              ended
                          March 31,
                               2001
                       ------------
Value issued from sale
 of shares:
 Class A  ............      $12,958
 Class B .............          102
 Class C .............          140
Value issued from
 reinvestment of dividends:
 Class A  ............           92
 Class B .............            1
 Class C .............            1
Value redeemed:
 Class A  ............         (562)
 Class B .............          ---
 Class C .............          ---
                            -------
Increase in
 outstanding capital .      $12,732
                            =======

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal Money Market Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal Money Market Fund, Inc. (the "Fund") as of March 31, 2001, and the related statement of operations, statement of changes in net assets and the financial highlights for the period December 15, 2000 (inception) through March 31, 2001. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal Money Market Fund, Inc. as of March 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2001

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Mira Stevovich, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.











------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355


Our INTERNET address is:
  http://www.waddell.com

NUR1023SA(3-01)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.